Financial Assets and Liabilities - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade debtors	$ 1,443	$ 2,224
Foreign withholding tax recoverable	471	471
U.S. Tax credits	1,473	1,473
Other recoverable taxes (Goods and services tax and value-added tax)	476	235
Trade and other receivables	$ 3,863	$ 4,403